Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities

($ in millions)
At December 31:	2023	2022
Income tax reserves (1)	$6,916	$6,404
Deferred taxes	1,146	2,292
Excess 401(k) Plus Plan	1,437	1,307
Disability benefits	308	303
Derivative liabilities	299	488
Workforce reductions	526	524
Environmental accruals	206	243
Other (2)	639	681
Total	$11,475	$12,243
(1)Refer to note H, “Taxes,” for additional information.
(2)Prior-period amounts have been reclassified to conform to the change in 2023 presentation.